PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Company's major VIEs and VIE's subsidiaries
The following is a summary of the Company’s major VIEs and VIEs’ subsidiaries:

Name of major VIEs and their major subsidiaries	Date of establishment/acquisition

Shanghai Ctrip Commerce Co., Ltd. (“Shanghai Ctrip Commerce”)	Established on July 18, 2000

Shanghai Huacheng Southwest International Travel Agency Co., Ltd. (“Shanghai Huacheng”, a subsidiary of Shanghai Ctrip Commerce)	Established on March 13, 2001

Chengdu Ctrip Travel Agency Co., Ltd. (“Chengdu Ctrip”)	Established on January 8, 2007

Beijing Qu Na Information Technology Company Limited (“Qunar Beijing”)	Established on March 17, 2006

Summary of consolidated balance sheet information of VIEs
Summary of selected financial information of the VIEs, which represents aggregated financial information of the VIEs and their respective subsidiaries included in the accompanying consolidated financial statements, is as follows (RMB in millions):

	As of December 31,
	2021	2022
Selected Balance Sheets Data of the VIEs
Cash and cash equivalents	7,084	2,891
Short-term investments	1,612	2,643
Accounts receivable, net	2,480	606
Prepayments and other current assets	2,208	2,375
Investments (non-current)	3,980	2,121
Total assets	28,122	17,480
Less: Inter-company receivables (Note i)	(8,810)	(4,852)
Total assets excluding inter-company receivables	19,312	12,628
Short-term debt and current portion of long-term debt	5,310	5,215
Accounts payable	1,944	1,497
Advances from customers	1,892	1,212
Other payables and accruals	2,473	2,095
Total liabilities	25,045	15,558
Less: Inter-company payables (Note ii)	(12,946)	(5,150)
Total liabilities excluding inter-company payables	12,099	10,408

Note i :The inter-company receivables as of December 31, 2021 and 2022 mainly represented the receivables of VIEs due from the Company’s wholly-owned subsidiaries for treasury cash management purpose.
Note ii : The inter-company payables as of December 31, 2021 and 2022 mainly represented payables of VIEs due to the Company’s wholly-owned subsidiaries for treasury cash management purpose.

Summary of consolidated results of operations information of VIEs
The following table set forth the summary of results of operations of the VIEs and their subsidiaries of the Company (RMB in millions):

	For the years ended December 31,
	2020	2021	2022
Net revenues	6,513	6,035	4,335
Cost of revenues	2,471	2,557	2,292
Net loss	(254)	(119)	(495)

Summary of consolidated results of cash flows information of VIEs
The following tables set forth the summary of cash flow activities of the VIEs and their subsidiaries of the Company (RMB in millions):

	For the year ended December 31,
	2020	2021	2022
Net cash (used in)/provided by operating activities	(597)	1,271	(1,677)
Net cash provided by investing activities	349	618	4,317
Net cash provided by/(used in) financing activities	255	(1,566)	(6,957)

Schedule of property, equipment and software estimated useful lives

Building	30 - 40 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	3- 5 years
Computer equipment	3-5 years
Furniture and fixtures	3-5 years
Software	3-5 years

Allowance for doubtful accounts

	2020	2021	2022

Allowance at beginning of year	256	799	815
Cumulative effect of adoption of new accounting standard	83	—	—
Deconsolidation of subsidiaries	(27)	(1)	—
Provisions for credit losses	700	141	296
Write-offs	(213)	(124)	(341)

Allowance at end of year	799	815	770

Company's share option activity under all the incentive plans
The following table summarized the Company’s share option activity under all the option plans (in US$, except for shares):

	Number of Shares (Note i)	Weighted Average Exercise Price (Note i)	Weighted Average Remaining Contractual Life (Years) (Note i)	Aggregate Intrinsic Value (in millions) (Note i)
Outstanding at December 31, 2019	54,368,896	22.21	5.63	679

Granted	8,921,248	15.87
Exercised	(3,495,960)	6.96
Forfeited	(2,210,328)	12.00

Outstanding at December 31, 2020	57,583,856	22.55	5.16	704

Granted	15,404,097	18.46
Exercised	(5,106,035)	9.32
Forfeited	(1,800,799)	7.9

Outstanding at December 31, 2021	66,081,119	23.02	5.42	398

Granted	17,311,708	14.15
Exercised	(4,493,648)	5.70
Forfeited	(1,424,477)	10.80

Outstanding at December 31, 2022	77,474,702	22.26	5.01	995

Vested and expect to vest at December 31, 2022	74,652,470	22.43	4.96	948

Exercisable at December 31, 2022	42,196,796	25.97	3.83	410

Note i: The number of restricted shares and weighted average exercise price have been retrospectively adjusted for the Share Subdivision that became effective on March 18, 2021 (Note 2 and Note 20)

Assumptions of Black-Scholes pricing model

	2020	2021	2022
Risk-free interest rate	0.21%-1.32%	0.21%-1.18%	1.55%-4.45%
Expected life (years)	4 – 5	4 – 5	4 – 5
Expected dividend yield	0%	0%	0%
Volatility	40%-43%	39%-43%	41%-49%
Fair value of options at grant date per share	from US$8.12 to US$31.99	from US$8.61 to US$39.17	from US$7.44 to US$24.58

Schedule of restricted share activities under all incentive plans
The following table summarizes the Company’s RSUs activities under all incentive plans (in US$, except for shares):

	Number of Shares (Note i)	Weighted average grant date fair value (US$) (Note i)
Restricted shares

Unvested at December 31, 2019	4,008,768	37.94

Granted	550,888	28.49
Vested	(3,439,944)	37.53
Forfeited	(185,200)	38.42

Unvested at December 31, 2020	934,512	33.79

Granted	255,004	31.35
Vested	(215,484)	37.26
Forfeited	(104,412)	30.12

Unvested at December 31, 2021	869,620	32.65

Granted	255,000	24.67
Vested	(243,625)	36.15
Forfeited	(129,489)	33.92

Unvested at December 31, 2022	751,506	28.59

Note i: The number of restricted shares and weighted average grant date fair value have been retrospectively adjusted for the Share Subdivision that became effective on March 18, 2021 (Note 2 and Note 20).

Summary of components of other income

	2020	2021	2022
Gain on deconsolidation of subsidiaries (Note 18)	1,091	—	—
Government grants	601	550	618
Foreign exchange (losses)/gains	(40)	1	(69)
(Loss)/gain on disposal of long-term investments (Note 7)	(602)	63	23
Gain from the fair value remeasurement upon the discontinuance of the equity method of the investment(a)	—	—	1,135
Fair value changes of equity securities investments and Exchangeable Senior Notes	(612)	(170)	1,338
Impairments of long-term investments(b)	(905)	(96)	(949)
Others	194	25	(81)

Total	(273)	373	2,015

(a)
In 2022, an equity method investee of the Company completed an initial public offering, upon which the Company lost significant influence over the investee due to its reduced voting rights and changes in the investee’s governing documents. Consequently, the Company discontinued the equity method accounting and the investment was classified as an equity security investment with readily determinable fair value. Immediately after discontinuing the equity method, the Company recognized a gain from the remeasurement of the investment at fair value with amount of
 RMB1.1
b
illion
.

(b)	In 2022, the Company recorded a RMB906 million impairment loss for certain redeemable preferred shares investments which is accounted for as available-for-sale debt security (Note 7).